SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 5 - O c t - 0 6
Asset Backed Securities Corporation
(I.R.S. Employer Identification No.)
13-3354848
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Sep-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-131465-03
Commission File Number of depositor:
333-131465
(Exact name of sponsor as specified in its charter)
DLJ MORTGAGE CAPITAL, INC.
(Former name, former address, if changed since last report)
No Change
Asset Backed Securities Corporation
on behalf of the Home Equity Mortgage Trust 2006-2
11 Madison Avenue
New York, New York
10010
(212) 325-2000
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(b) Exhibit-1 : Distribution Statement
Distribution Statement - see Exhibit-1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: 11/9/06
(Signature)
Kevin Steele
Director
/s/ : Kevin Steele
X
PART II - OTHER INFORMATION
Asset Backed Securities Corporation
(Depositor)
Item 7. Significant Enhancement Provider Information.
see Exhibit-2: Financial Statements for Financial Guaranty Insurance Company and Subsidiaries as of 9/30/06
1A-1 [___] [___] [_X_]
1A-2 [___] [___] [_X_]
1A-3 [___] [___] [_X_]
1A-R [___] [___] [_X_]
1B-1 [___] [___] [_X_]
1M-1 [___] [___] [_X_]
1M-2 [___] [___] [_X_]
1M-3 [___] [___] [_X_]
1M-4 [___] [___] [_X_]
1M-5 [___] [___] [_X_]
1M-6 [___] [___] [_X_]
1M-7 [___] [___] [_X_]
1M-8 [___] [___] [_X_]
1M-9 [___] [___] [_X_]
2A-1 [___] [___] [_X_]
2A-R [___] [___] [_X_]
2M-1 [___] [___] [_X_]
2M-2 [___] [___] [_X_]
EXHIBIT INDEX
Exhibit Number
Description
EX-1 Distribution Statement
EX-2 Financial Statements for Financial Guaranty Insurance Company and Subsidiaries as of 9/30/06